ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:
	September 30,
	2015	2016
	RMB	RMB

Technology rights for licensed seeds	99,602	100,602
Distribution network	6,739	6,739
Others	7,584	7,834

	113,925	115,175
Accumulated amortization	(78,221)	(85,931)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	31,390	24,930

Amortization expenses for the years ended September 30, 2014, 2015 and 2016 were RMB5,665, RMB7,670 and RMB7,710, respectively. No impairment provision has been charged for the years ended September 30, 2014, 2015 and 2016.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2017	5,629
2018	5,312
2019	3,608
2020	2,179
2021	1,980

Total	18,708

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 5 years and are charged to general and administrative expenses.